Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (73.5%)
$50,000	Federal Farm Credit Banks, LIBOR 1M + 0.130%(1)	(AA+, Aaa)	11/05/21	1.864	$50,095,075
35,000	Federal Farm Credit Banks, LIBOR 1M + 0.090%(1)	(AA+, Aaa)	11/18/21	1.748	35,043,205
85,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	1.950	85,226,699
10,000	Federal Farm Credit Banks, LIBOR 1M + 0.100%(1)	(AA+, Aaa)	12/23/21	1.760	10,011,650
49,200	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	1.950	49,447,476
87,700	Federal Farm Credit Banks, SOFR + 0.200%(1)	(AA+, Aaa)	04/22/22	1.780	87,738,368
38,000	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	1.806	38,042,850
56,700	Federal Farm Credit Banks, FCPR DLY - 2.810%(1)	(AA+, Aaa)	05/20/22	1.940	56,842,578
44,000	Federal Farm Credit Banks, SOFR + 0.310%(1)	(AA+, Aaa)	11/07/22	1.890	44,059,864
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420%(1)	(AA+, Aaa)	11/07/22	1.956	20,069,832
45,500	Federal Farm Credit Banks	(AA+, Aaa)	11/25/25	2.050	45,621,374
9,962	Federal Farm Credit Banks	(AA+, Aaa)	07/28/26	2.180	9,962,267
6,010	Federal Farm Credit Banks	(AA+, Aaa)	10/15/26	2.230	6,022,057
20,000	Federal Home Loan Bank Discount Notes(2)	(AA+, Aaa)	02/25/20	1.520	19,979,733
42,605	Federal Home Loan Banks	(AA+, Aaa)	02/05/21	2.150	42,605,520
74,900	Federal Home Loan Banks	(AA+, Aaa)	08/05/22	2.250	74,903,329
21,000	Federal Home Loan Banks	(AA+, Aaa)	08/21/24	2.000	21,014,403
22,750	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/19/21	2.000	22,754,749
147,700	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	1.710	147,297,733
11,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/22	2.050	11,003,846
18,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/12/24	2.250	18,501,961
10,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/24	2.010	10,022,680
68,000	Federal National Mortgage Association, SOFR + 0.075%(1)	(AA+, Aaa)	10/30/20	1.655	68,029,745
58,300	Federal National Mortgage Association, SOFR + 0.040%(1)	(AA+, Aaa)	01/29/21	1.620	58,297,048
30,000	Federal National Mortgage Association	(AA+, Aaa)	10/28/22	1.950	30,017,688
20,000	Federal National Mortgage Association	(AA+, Aaa)	01/07/25	1.625	20,202,501
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,081,723,918)					1,082,814,231

UNITED STATES TREASURY OBLIGATIONS (23.4%)
12,500	United States Treasury Bills(2)	(AA+, Aaa)	02/18/20	1.537	12,490,924
40,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.139%(1),(3)	(AA+, Aaa)	04/30/21	1.675	40,021,827
80,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220%(1),(4)	(AA+, Aaa)	07/31/21	1.756	80,131,071
134,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.300%(1),(3)	(AA+, Aaa)	10/31/21	1.836	134,419,097
67,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154%(1),(3)	(AA+, Aaa)	01/31/22	1.713	67,028,600
10,800	United States Treasury Notes	(AA+, Aaa)	05/31/20	1.375	10,791,141
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $344,333,369)					344,882,660

TOTAL INVESTMENTS AT VALUE (96.9%) (Cost $1,426,057,287)					1,427,696,891

OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%)					45,150,938

NET ASSETS (100.0%)					$1,472,847,829

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2020.

(2)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2020.

(3)	At January 31, 2020, $79,870,508 in the value of these securities has been pledged as collateral for open swap contracts.

(4)	At January 31, 2020, $5,008,000 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2020 (unaudited)

Futures Contracts

					Net Unrealized
		Expiration	Number of		Appreciation
Contract Description	Currency	Date	Contracts	Notional Value	(Depreciation)
Contracts to Purchase
Agriculture
Soybean Meal Futures	USD	Mar 2021	777	$23,970,450	$(236,029)

Commodity Index Swap Contracts

				Receive			Upfront
				Return of the			Premiums	Net Unrealized
	Notional	Expiration		Reference		Payment	Paid/	Appreciation
Currency	Amount	Date	Counterparty	Index	Pay	Frequency	(Received)	(Depreciation)
USD	$41,705,484	02/20/20	Bank of America	Bloomberg Commodity Index 3 Month Forward Total Return	1.65%	At Maturity	$—	$(1,662,694)
USD	192,992,219	02/20/20	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	1.79%	At Maturity	—	(8,455,689)
USD	12,657,792	02/20/20	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(a)	1.69%	At Maturity	—	(517,805)
USD	73,874,064	02/20/20	BNP Paribas	Bloomberg Commodity Index Total Return	1.65%	At Maturity	—	(3,444,650)
USD	20,476,329	02/20/20	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	1.70%	At Maturity	—	(839,437)
USD	91,505,514	02/20/20	CIBC	Bloomberg Commodity Index Total Return	1.65%	At Maturity	—	(3,969,988)
USD	158,248,212	02/20/20	Citigroup	Bloomberg Commodity Index Total Return	1.64%	At Maturity	—	(6,865,288)
USD	169,206,922	02/20/20	Goldman Sachs	Bloomberg Commodity Index Total Return	1.63%	At Maturity	—	(7,340,339)
USD	36,476,612	02/20/20	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	1.69%	At Maturity	—	(1,495,297)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2020 (unaudited)

Commodity Index Swap Contracts (continued)

				Receive
				Return of the			Upfront	Net Unrealized
	Notional	Expiration		Reference		Payment	Premiums	Appreciation
Currency	Amount	Date	Counterparty	Index	Pay	Frequency	Received	(Depreciation)
USD	$45,327,844	02/20/20	JP Morgan Chase	Bloomberg Commodity Index Total Return	1.63%	At Maturity	$—	$(1,966,360)
USD	15,336,169	02/20/20	JP Morgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.64%	At Maturity	—	(628,529)
USD	15,003,566	02/20/20	Macquarie	Bloomberg Commodity Index Total Return	1.62%	At Maturity	—	(650,835)
USD	178,452,451	02/20/20	Macquarie	Macquarie Commodity Customized Product 112T Index(b)	1.79%	At Maturity	—	(7,818,557)
USD	46,571,224	02/20/20	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.67%	At Maturity	—	(1,908,904)
USD	114,240,358	02/20/20	RBC Capital	Bloomberg Commodity Index Total Return	1.65%	At Maturity	—	(4,956,344)
USD	58,975,976	02/20/20	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	1.71%	At Maturity	—	(2,417,878)
USD	17,626,491	02/20/20	Societe Generale	Bloomberg Commodity Index Total Return	1.64%	At Maturity	—	(764,691)
USD	476,181	02/20/20	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.67%	At Maturity	—	(19,518)
USD	159,588,939	02/20/20	Societe Generale	Societe Generale P04 TR Index(c)	1.79%	At Maturity	—	(7,062,748)
USD	78,783,819	02/20/20	UBS	Bloomberg Commodity Index Total Return	1.64%	At Maturity	—	(3,417,881)
USD	15,233,031	02/20/20	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.66%	At Maturity	—	(624,352)
								$(66,827,784)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2020 (unaudited)

Commodity Swap Contracts

Upfront
							Premiums	Net Unrealized
	Notional	Expiration				Payment	Paid/	Appreciation
Currency	Amount	Date	Counterparty	Receive	Pay	Frequency	(Received)	(Depreciation)
USD	(24,254,055)	02/19/21	Bank of America	Return on Soybean Meal Mar 2021 Futures	—	At Maturity	—	283,605

(a) The index constituents are available on the counterparty's website.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/20 Value(1)
COMEX Gold APR 20 Futures	14.80%	159.06	25,257,008
NYMEX Nat Gas MAR 20 Futures	7.61%	705.97	12,996,972
NYMEX WTI Crude Oil MAR 20 Futures	7.19%	238.09	12,275,757
COMEX High Grade Copper MAY 20 Futures	6.81%	184.20	11,618,454
ICE Brent Crude Oil MAY 20 Futures	6.32%	191.36	10,796,851
CBOT Soybeans MAY 20 Futures	5.74%	220.88	9,793,430
LME Aluminium JUN 20 Futures	4.45%	175.05	7,591,919
CME Live Cattle APR 20 Futures	4.13%	147.31	7,051,838
CBOT Soy Meal MAR 20 Futures	3.47%	203.50	5,921,902
CBOT Corn MAY 20 Futures	3.17%	279.68	5,404,857
CBOT Corn MAR 20 Futures	3.12%	279.68	5,331,441
CBOT Bean Oil MAY 20 Futures	2.77%	260.42	4,734,511
ICE Gas Oil MAR 20 Futures	2.30%	78.27	3,933,199
COMEX Silver JUL 20 Futures	1.98%	37.22	3,380,268
COMEX Silver MAY 20 Futures	1.97%	37.22	3,366,497
LME Zinc JUN 20 Futures	1.74%	54.05	2,967,330
LME Zinc DEC 20 Futures	1.73%	54.05	2,950,439
CME Lean Hogs APR 20 Futures	1.71%	118.77	2,926,466
NYBOT Sugar MAY 20 Futures	1.71%	181.57	2,918,157
NYBOT Sugar JUL 20 Futures	1.70%	181.57	2,893,754
CBOT Wheat MAY 20 Futures	1.64%	101.25	2,797,156
CBOT Wheat JUL 20 Futures	1.64%	101.25	2,797,156
KCBOT Kansas Wheat MAY 20 Futures	1.58%	114.08	2,695,276
LME Nickel JUN 20 Futures	1.33%	29.39	2,273,103
LME Nickel MAR 20 Futures	1.32%	29.39	2,259,085
NYBOT Coffee MAY 20 Futures	1.25%	54.32	2,136,874
NYBOT Coffee MAR 20 Futures	1.22%	54.32	2,091,040
NYMEX Unleaded Gasoline MAY 20 Futures	1.13%	27.44	1,923,309
NYMEX Unleaded Gasoline MAR 20 Futures	1.02%	27.44	1,733,387
NYMEX Heating Oil MAY 20 Futures	0.93%	23.20	1,594,170
NYMEX Heating Oil MAR 20 Futures	0.93%	23.20	1,586,959
NYBOT Cotton MAY 20 Futures	0.80%	39.85	1,361,171
NYBOT Cotton MAR 20 Futures	0.79%	39.85	1,345,031

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2020.

(c) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/20 Value(1)
COMEX Gold APR 20 Futures	14.89%	143.09	22,720,600
NYMEX Nat Gas MAR 20 Futures	7.60%	629.75	11,593,762
NYMEX WTI Crude Oil MAY 20 Futures	7.14%	210.42	10,893,376
COMEX High Grade Copper MAY 20 Futures	6.85%	165.69	10,450,866
CBOT Corn MAR 20 Futures	6.31%	505.18	9,629,933
ICE Brent Crude Oil APR 20 Futures	6.11%	164.58	9,318,651
CBOT Soybeans MAR 20 Futures	5.81%	203.29	8,868,511
LME Aluminium JUN 20 Futures	4.40%	154.78	6,712,419
CME Live Cattle APR 20 Futures	4.22%	134.48	6,437,758
COMEX Silver MAY 20 Futures	3.92%	66.06	5,975,411
NYBOT Sugar MAY 20 Futures	3.50%	332.39	5,342,164
CBOT Soy Meal MAR 20 Futures	3.49%	182.95	5,323,853
LME Zinc JUN 20 Futures	3.42%	94.97	5,213,989
CBOT Wheat MAY 20 Futures	3.32%	183.16	5,059,873
CBOT Bean Oil MAR 20 Futures	2.83%	240.30	4,316,761
LME Nickel MAR 20 Futures	2.65%	52.68	4,049,730
NYBOT Coffee MAR 20 Futures	2.39%	94.54	3,639,263
ICE Gas Oil MAR 20 Futures	2.25%	68.17	3,425,638
NYMEX Unleaded Gasoline MAY 20 Futures	2.12%	46.11	3,231,849
NYMEX Heating Oil MAR 20 Futures	1.82%	40.67	2,781,709
CME Lean Hogs APR 20 Futures	1.77%	109.67	2,702,363
KCBOT Kansas Wheat MAR 20 Futures	1.60%	104.83	2,439,909
NYBOT Cotton MAR 20 Futures	1.59%	71.66	2,418,546

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2020.

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be affected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$1,082,814,231	$—	$1,082,814,231
United States Treasury Obligations	—	344,882,660	—	344,882,660
	$—	$1,427,696,891	$—	$1,427,696,891
Other Financial Instruments*
Swap Contracts**	$—	$283,605	$—	$283,605

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$236,029	$—	$—	$236,029
Swap Contracts**	—	66,827,784	—	66,827,784

*	Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2020, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.